FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
We have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR:

Instrument (in thousands of $)	Year Ended	Notional Amount	Maturity Dates			Fixed Interest Rate
Interest rate swaps:
Receiving floating, pay fixed	December 31, 2016	1,131,746	2018	to	2023	1.07%	to	2.44%
Receiving floating, pay fixed	December 31, 2015	863,184	2018	to	2022	1.07%	to	2.96%

Schedule of Derivative Instruments Gain (Loss)
The effect of cash flow hedging relationships relating to interest rate swap agreements on the statements of operations is as follows:

Derivatives designated as hedging instruments		Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
(in thousands of $)	Location	2016	2015	2014	2016	2015	2014
Interest rate swaps	Other financial items, net	(409)	2,533	(1,339)	(639)	411	(1,210)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income
The effect of cash flow hedging relationships relating to interest rate swap agreements excluding the cross currency interest rate swap on the statements of other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain/ (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2016	2015	2014
Interest rate swaps	147	(174)	492
Accordingly, the net gain/(loss) recognized in accumulated other comprehensive income is as follows:

Derivatives designated as hedging instruments	Amount of gain (loss) recognized in OCI on derivative (effective portion)
(in thousands of $)	2016	2015	2014
Cross currency interest rate swap	4,116	(4,933)	(184)

Schedule of Notional Amounts of Outstanding Derivative Positions
Cross currency interest rate swap

As of December 31, 2016 and 2015, the details of our cross currency interest rate swap are as follows:

	Interest rate element		Currency element
			Notional Amount			Average forward rate USD foreign currency
Instrument (in thousands)	Notional Amount	Fixed Interest Rate	Receiving in Norwegian Kroner	Pay in USD	Maturity Date
Cross currency interest rate swap	227,193	6.485%	1,300,000	227,193	2017	5.722

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The carrying value and estimated fair value of our financial instruments at December 31, 2016 and 2015 are as follows:

(in thousands of $)	Fair Value Hierarchy(1)	2016 Carrying Value	2016 Fair Value	2015 Carrying Value	2015 Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	65,710	65,710	40,686	40,686
Restricted cash	Level 1	162,415	162,415	193,273	193,273
High-Yield and 2015 Norwegian Bonds(1)	Level 1	300,452	293,484	297,007	298,845
Short-term and long-term debt—floating(2)	Level 2	1,091,398	1,091,398	1,047,781	1,047,781
Obligations under capital leases(2)	Level 2	117,751	117,751	143,112	143,112
Derivatives:
Interest rate swaps asset(3)(4)	Level 2	8,194	8,194	1,881	1,881
Interest rate swaps liability(3)(4)	Level 2	6,143	6,143	15,540	15,540
Cross currency interest rate swap liability(3)(5)	Level 2	81,454	81,454	89,015	89,015
Earn out units (6)	Level 2	15,000	15,000	—	—
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1.
This pertains to bonds with a carrying value of $300.5 million as of December 31, 2016 (2015: $297.0 million) which is included under long-term debt on the balance sheet. The fair value of the bonds as of December 31, 2016 was $293.5 million (2015: $298.8 million), which represents 97.7% (2015: 100.6%) of their face value.

2.
Our debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. Debt is presented gross of deferred financing cost of $17.1 million as of December 31, 2016 (2015: $13.7 million).

3.	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

4.
The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of December 31, 2016 and 2015 was $0.1 million (with a notional amount of $82.5 million) and $1.6 million (with a notional amount of $142.5 million), respectively. The expected maturity of these interest rate agreements is in February 2018.

5.
We issued NOK denominated senior unsecured bonds. In order to hedge our exposure, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. We designated the cross currency interest rate swap as a cash flow hedge.

6.	This relates to the Earn Out units issued in connection with the IDRs reset transaction in October 2016. See note 28 for further details.

Offsetting Assets
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2016 and 2015 would be adjusted as detailed in the following table:

	December 31, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	8,194	(4,194)	4,000	1,881	(1,881)	—
Total liability derivatives	6,143	(4,194)	1,949	15,540	(1,881)	13,659

Offsetting Liabilities
However, if we were to offset and record the asset and liability balance of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2016 and 2015 would be adjusted as detailed in the following table:

	December 31, 2016			December 31, 2015
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	8,194	(4,194)	4,000	1,881	(1,881)	—
Total liability derivatives	6,143	(4,194)	1,949	15,540	(1,881)	13,659